Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
(in millions)
2020:
Valuation allowance for commercial mortgage loans on real estate	$—	$—	$—	$—	$—
Allowance for credit losses related to premiums and accounts receivable balances	—	—	—	—	—
Allowance for credit losses related to dealer loan receivable accounts	—	—	—	—	—
Allowance for credit losses related to reinsurance recoverables	—	—	1.7	0.1	1.6
Total	$—	$—	$1.7	$0.1	$1.6
2019:
Valuation allowance for commercial mortgage loans on real estate	$—	$—	$—	$—	$—
Allowance for credit losses related to premiums and accounts receivable balances	—	—	—	—	—
Allowance for credit losses related to dealer loan receivable accounts	—	—	—	—	—
Allowance for credit losses related to reinsurance recoverables	—	—	—	—	—
Total	$—	$—	$—	$—	$—
2018:
Valuation allowance for commercial mortgage loans on real estate	$0.4	$(0.4)	$—	$—	$—
Allowance for credit losses related to premiums and accounts receivable balances	—	—	—	—	$—
Allowance for credit losses related to dealer loan receivable accounts	—	—	—	—	$—
Allowance for credit losses related to reinsurance recoverables	—	—	—	—	$—
Total	$0.4	$(0.4)	$—	$—	$—